SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Property and Equipment Annual Depreciation Rates
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and software	15 - 33 (mainly 33)
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2013, 2014 and 2015 was estimated using the following weighted average assumptions:

Employees' stock option plan:

	Year ended December 31,
	2013	2014	2015

Risk free interest rate	0.81%	1.10%	1.21%
Dividend yields	0%	0%	0%
Expected volatility	44%	40%	34%
Weighted average expected term from grant date (in years)	3.93	3.72	3.86